Property Plant and Equipment, Net (Details) - Schedule of property plant and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost
Beginning balance	$ 7,116	$ 6,679
Additions	1,384	833
Disposals	(30)	(396)
Designation change
Ending balance	8,470	7,116
Depreciation accrued
Beginning balance	2,373	1,479
Additions	1,031	1,060
Designation change		(166)
Disposals	(26)
Ending balance	3,378	2,373
Carrying amount
Property plant and equipment, net	5,092	4,743
Machinery and equipment [Member]
Cost
Beginning balance	4,708	4,132
Additions	1,163	770
Disposals		(306)
Designation change		112
Ending balance	5,871	4,708
Depreciation accrued
Beginning balance	1,486	792
Additions	787	799
Designation change		(133)
Disposals		28
Ending balance	2,273	1,486
Carrying amount
Property plant and equipment, net	3,598	3,222
Computers [Member]
Cost
Beginning balance	476	471
Additions	124	5
Disposals	(8)
Designation change
Ending balance	592	476
Depreciation accrued
Beginning balance	430	365
Additions	47	65
Designation change
Disposals	(8)
Ending balance	469	430
Carrying amount
Property plant and equipment, net	123	46
Office furniture and equipment [Member]
Cost
Beginning balance	187	158
Additions	85	32
Disposals	(22)	(3)
Designation change
Ending balance	250	187
Depreciation accrued
Beginning balance	53	37
Additions	30	17
Designation change		(1)
Disposals	(18)
Ending balance	65	53
Carrying amount
Property plant and equipment, net	185	134
Leasehold improvements [Member]
Cost
Beginning balance	1,745	1,719
Additions	12	26
Disposals
Designation change
Ending balance	1,757	1,745
Depreciation accrued
Beginning balance	404	238
Additions	167	166
Designation change
Disposals
Ending balance	571	404
Carrying amount
Property plant and equipment, net	1,186	1,341
Printers leased to clients [Member]
Cost
Beginning balance	0	199
Additions
Disposals		(87)
Designation change		(112)
Ending balance		0
Depreciation accrued
Beginning balance		47
Additions		13
Designation change		(32)
Disposals		(28)
Ending balance
Carrying amount
Property plant and equipment, net